STOCKHOLDERS’ EQUITY (Details Narrative) - shares		3 Months Ended	12 Months Ended
	Jul. 02, 2021	Mar. 31, 2022	Dec. 31, 2022	Jul. 12, 2022	Jul. 02, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock authorized			900,000,000			10,000,000,000
Common shares issued			220,930,798			218,246,326
Common stock outstanding			220,930,798			218,246,326
Guerilla Capital [Member]
Class of Stock [Line Items]
Common shares issued					2,484,472,000
Common Stock [Member]
Class of Stock [Line Items]
Conversion of common shares		10,482,659
Investor Two [Member]
Class of Stock [Line Items]
Common shares issued				200,000,000
Convertible Preferred A Stock [Member]
Class of Stock [Line Items]
Convertible shares			1,500
Common stock authorized			1,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock issued			300,000			300,000
Preferred stock outstanding			300,000			300,000
Preferred stock authorized			500,000			500,000
Series A Preferred Stock [Member] | Boris Molchadsky [Member]
Class of Stock [Line Items]
Preferred stock acquired	225,000